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1940 Act File No. 811-23629


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


FORM N-2


Check appropriate box or boxes


________________________________________________________


JOHN LAMONT TOMPSON 'WHFIT'
161 MONTGOMERY ST. #2
PAWTUCKET, RI 02860

Phone: (401) 481-4188

Name and address of agent for service of process:

john-lamont: thompson, Authorized Representative - UCC 1-207/308
161 Montgomery St. #2 "Non-Domestic"
Pawtucket, Rhode Island [02860]
"Without the US"


_________________________________________________________


[] Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

[] Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 ("Securities Act"), other than securities offered in connection with a dividend reinvestment plan.

[] Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

[] Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

[] Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 4139(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

[] When declared effective pursuant to Section 8(c) of the Securities Act.

The following boxes should only be included and completed if the registrant is making this filing in accordance with Rule 486 under the Securities Act

[] immediately upon filing pursuant to paragraph (b)

[] on (date) pursuant to paragraph (b)

[] 60 days after filing pursuant to paragraph (a)

[] on (date) pursuant to paragraph (a)

If appropriate, check the following box:

[] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

[] This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:_____.

[] This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:_____.

[] This is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:_____.

Check each box that appropriately characterizes the Registrant:

[X] Registered Close-End Fund (closed-end company that is registered under the Investment Company Act of 1940 ("Investment Company Act")).

[] Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company
Act).

[] Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

[] A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

[] Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Exchange Act).

[] Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 ("Exchange Act").

[] If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7 (a)(2)(B) of Securities Act.

[X] New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

Form N-2 shall be used for registration under the Securities Act of 1933 of securities of all closed end management investment companies registered under the Investment Company Act of 1940 on form N-8A. This form is also to be used for the registration of such companies pursuant to section 8(b) of the Investment Company Act of 1940.


SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of PAWTUCKET, and State of RHODE ISLAND, on the 21st day of October, 2021.


Signature (Name of Registrant): /s/JOHN LAMONT THOMPSON 'WHFIT'


By (Name of sponsor, trustee, custodian): /s/john-lamont: thompson


Title: Authorized Representative UCC 1-207/308


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following person in the capacities and on the dates indicated.


Attest: /s/Lynn Fernandes, #756566


Title: Notary Public


Date: 10-21-2021


Commission Expires: 07-01-2022